MARKETABLE SECURITIES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Cash Consideration	$ 50,906	$ (470,278)	$ (16,304)
Victory Nickel Inc
Statement [Line Items]
Common Shares Subscribed	40,000,000
Price Per Share	$ 0.025
Cash Consideration	$ 1,000,000
Owing Percentage	29.00%
Common Share Disposed	40,000,000
Total Proceeds From Consideration	$ 779,179